ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
17.	ORDINARY SHARES

Under a series of share repurchase programs approved by the Company's board of directors on September 29, 2011, December 26, 2012, June 28, 2013 and June 28, 2014, during the years ended December 31, 2016, 2017 and 2018, the Company did not repurchase any ordinary shares.